Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 22,704	¥ 72,966
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	38,410	93,303
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	559	861
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	525	576
Net trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,106	5,120
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	6,256	8,531
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	21,039	67,074
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	¥ 31,629	84,196
Other expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss		¥ 89